Schedule of Investments - March 31, 2022
Hotchkis & Wiley Small Cap Diversified Value Fund (Unaudited)

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COMMON STOCKS - 97.27%	Held	Value
COMMUNICATION SERVICES - 0.64%
Media - 0.64%
Emerald Holding, Inc. (a)	316,950	$1,077,629
Entravision Communications Corp.	128,265	822,179
Stagwell, Inc. (a)	127,800	925,272
TEGNA, Inc.	23,067	516,701
TOTAL COMMUNICATION SERVICES		3,341,781

CONSUMER DISCRETIONARY - 12.76%
Auto Components - 0.38%
Adient PLC (a)	48,905	1,993,857

Diversified Consumer Services - 0.42%
H&R Block, Inc.	83,600	2,176,944

Hotels, Restaurants & Leisure - 1.58%
Brinker International, Inc. (a)	42,170	1,609,207
Dine Brands Global, Inc.	6,200	483,290
El Pollo Loco Holdings, Inc. (a)	79,200	920,304
International Game Technology PLC	58,600	1,446,248
Jack in the Box, Inc.	17,600	1,644,016
Potbelly Corp. (a)	76,700	513,890
Travel + Leisure Company	28,180	1,632,749
		8,249,704
Household Durables - 3.18%
Bassett Furniture Industries, Inc.	26,300	435,528
Century Communities, Inc.	27,496	1,472,961
Ethan Allen Interiors, Inc.	77,405	2,017,948
Green Brick Partners, Inc. (a)	21,750	429,780
Hooker Furniture Corp.	61,175	1,158,655
KB Home	11,800	382,084
La-Z-Boy, Inc.	70,200	1,851,174
LGI Homes, Inc. (a)	10,000	976,800
M/I Homes, Inc. (a)	39,623	1,757,280
Meritage Homes Corp. (a)	19,900	1,576,677
Taylor Morrison Home Corp. (a)	56,410	1,535,480
Tri Pointe Homes, Inc. (a)	90,087	1,808,947
Tupperware Brands Corp. (a)	60,900	1,184,505
		16,587,819
Internet & Catalog Retail - 0.21%
PetMed Express, Inc. (l)	41,600	1,073,280

Leisure Products - 0.46%
Johnson Outdoors, Inc.	25,000	1,943,250
Vista Outdoor, Inc. (a)	12,300	438,987
		2,382,237
Multiline Retail - 0.15%
Franchise Group, Inc.	18,300	758,169

Specialty Retail - 5.32%
The Aaron's Company, Inc.	96,000	1,927,680
American Eagle Outfitters, Inc.	48,900	821,520
Asbury Automotive Group, Inc. (a)	11,664	1,868,573
Big 5 Sporting Goods Corp. (l)	61,700	1,058,155
The Cato Corp.	93,000	1,363,380
Designer Brands, Inc. (a)	33,900	457,989
Foot Locker, Inc.	50,500	1,497,830
Genesco, Inc. (a)	31,630	2,011,984
Group 1 Automotive, Inc.	11,728	1,968,310
Haverty Furniture Companies, Inc.	68,600	1,881,012
Hibbett, Inc.	32,673	1,448,721
Kirkland's, Inc. (a) (l)	107,900	1,002,391
LL Flooring Holdings, Inc. (a)	27,900	391,158
MarineMax, Inc. (a)	26,200	1,054,812
The ODP Corp. (a)	49,901	2,286,963
OneWater Marine, Inc.	34,200	1,178,190
Rent-A-Center, Inc.	56,100	1,413,159
Sleep Number Corp. (a)	8,000	405,680
Sonic Automotive, Inc.	40,750	1,732,283
Tilly's, Inc.	40,400	378,144
Urban Outfitters, Inc. (a)	35,210	884,123
Zumiez, Inc. (a)	17,400	664,854
		27,696,911
Textiles, Apparel & Luxury Goods - 1.06%
Fossil Group, Inc. (a)	46,800	451,152
G-III Apparel Group Ltd. (a)	54,640	1,478,012
Lakeland Industries, Inc. (a)	51,800	994,042
Rocky Brands, Inc.	12,100	503,239
Vera Bradley, Inc. (a)	274,700	2,106,949
		5,533,394
TOTAL CONSUMER DISCRETIONARY		66,452,315

CONSUMER STAPLES - 1.82%
Food & Staples Retailing - 0.22%
Natural Grocers by Vitamin Cottage, Inc.	57,300	1,123,080

Food Products - 0.23%
B&G Foods, Inc. (l)	44,500	1,200,610

Household Products - 0.73%
Central Garden & Pet Company (a)	42,600	1,872,696
Energizer Holdings, Inc.	63,800	1,962,488
		3,835,184
Personal Products - 0.64%
Medifast, Inc.	5,400	922,212
Nu Skin Enterprises, Inc.	20,850	998,298
USANA Health Sciences, Inc. (a)	17,500	1,390,375
		3,310,885
TOTAL CONSUMER STAPLES		9,469,759

ENERGY - 11.82%
Energy Equipment & Services - 4.64%
Cactus, Inc.	29,630	1,681,206
ChampionX Corp.	72,100	1,765,008
Core Laboratories NV	38,800	1,227,244
Dril-Quip, Inc. (a)	68,700	2,565,945
Expro Group Holdings NV (a)	134,603	2,393,241
Helix Energy Solutions Group, Inc. (a)	307,000	1,467,460
Liberty Oilfield Services, Inc. (a)	123,200	1,825,824
National Energy Services Reunited Corp. (a)	227,900	1,914,360
Newpark Resources, Inc. (a)	494,200	1,808,772
NexTier Oilfield Solutions, Inc. (a)	263,988	2,439,249
Oil States International, Inc. (a)	92,900	645,655
ProPetro Holding Corp. (a)	81,150	1,130,420
Select Energy Services, Inc. (a)	146,100	1,252,077
Solaris Oilfield Infrastructure, Inc.	132,600	1,497,054
TechnipFMC PLC (a)	73,500	569,625
		24,183,140
Oil, Gas & Consumable Fuels - 7.18%
Amplify Energy Corp. (a)	51,300	282,150
Berry Corp.	202,570	2,090,522
California Resources Corp.	36,700	1,641,591
Centennial Resource Development, Inc. (a)	178,300	1,438,881
Civitas Resources, Inc.	35,230	2,103,583
CVR Energy, Inc.	30,300	773,862
Equitrans Midstream Corp.	308,900	2,607,116
HF Sinclair Corp. (a)	24,500	976,325
Kosmos Energy Ltd. (a)	383,513	2,757,459
Laredo Petroleum, Inc. (a)	14,000	1,107,960
Murphy Oil Corp.	61,110	2,468,233
Northern Oil and Gas, Inc.	61,300	1,728,047
Oasis Petroleum, Inc.	15,300	2,238,390
Par Pacific Holdings, Inc. (a)	124,500	1,620,990
PDC Energy, Inc.	32,598	2,369,223
Range Resources Corp. (a)	84,000	2,551,920
Ranger Oil Corp. (a)	53,200	1,836,996
REX American Resources Corp. (a)	12,478	1,242,809
Talos Energy, Inc. (a)	76,200	1,203,198
Vertex Energy, Inc. (a) (l)	112,900	1,122,226
Whiting Petroleum Corp.	28,600	2,331,186
World Fuel Services Corp.	32,424	876,745
		37,369,412
TOTAL ENERGY		61,552,552

FINANCIALS - 31.01%
Banks - 19.30%
1st Source Corp.	32,506	1,503,403
Amalgamated Financial Corp.	47,800	858,966
Associated Banc-Corp	83,300	1,895,908
Bank of Marin Bancorp	20,400	715,428
BankUnited, Inc.	47,710	2,097,331
Banner Corp.	24,800	1,451,544
BCB Bancorp, Inc.	28,500	520,125
Berkshire Hills Bancorp, Inc.	70,700	2,048,178
Brookline Bancorp, Inc.	47,076	744,742
Cadence Bank	41,510	1,214,583
Camden National Corp.	21,116	993,297
Carter Bankshares, Inc. (a)	36,200	628,794
Cathay General Bancorp	32,432	1,451,332
Central Pacific Financial Corp.	55,000	1,534,500
Central Valley Community Bancorp	38,700	903,645
Civista Bancshares, Inc.	18,900	455,490
CNB Financial Corp.	28,400	747,488
Columbia Banking System, Inc.	44,000	1,419,880
The Community Financial Corp.	11,600	464,000
Community Trust Bancorp, Inc.	22,610	931,532
CrossFirst Bankshares, Inc. (a)	31,200	491,712
CVB Financial Corp.	69,800	1,620,058
Eagle Bancorp, Inc.	33,630	1,917,246
Enterprise Financial Services Corp.	9,700	458,907
FB Financial Corp.	34,025	1,511,391
Financial Institutions, Inc.	26,861	809,322
First BanCorp	110,686	1,452,200
First Busey Corp.	76,500	1,938,510
First Business Financial Services, Inc.	13,765	451,630
First Financial Bancorp	41,250	950,813
First Financial Corp.	34,063	1,474,247
First Hawaiian, Inc.	54,540	1,521,121
First Internet Bancorp	21,989	945,747
First Interstate BancSystem, Inc.	31,329	1,151,967
First Mid Bancshares, Inc.	17,300	665,877
The First of Long Island Corp.	46,080	896,717
Flushing Financial Corp.	85,018	1,900,152
FNB Corp.	161,580	2,011,670
Fulton Financial Corp.	82,340	1,368,491
Great Southern Bancorp, Inc.	21,110	1,245,701
Hancock Whitney Corp.	29,300	1,527,995
Hanmi Financial Corp.	81,367	2,002,441
Heartland Financial USA, Inc.	30,100	1,439,683
Heritage Financial Corp.	40,700	1,019,942
Hilltop Holdings, Inc.	66,327	1,950,014
HomeStreet, Inc.	31,978	1,515,118
Hope Bancorp, Inc.	128,733	2,070,026
Horizon Bancorp, Inc.	76,100	1,420,787
Independent Bank Corp.	6,591	538,419
Independent Bank Corp.	62,600	1,377,200
International Bancshares Corp.	36,136	1,525,301
Investar Holding Corp.	25,800	492,522
Investors Bancorp, Inc.	88,564	1,322,261
Lakeland Bancorp, Inc.	87,430	1,460,081
Level One Bancorp, Inc.	12,700	507,111
Macatawa Bank Corp.	57,000	513,570
Mercantile Bank Corp.	28,700	1,016,554
Midland States Bancorp, Inc.	50,513	1,457,805
MidWestOne Financial Group, Inc.	25,594	847,161
National Bankshares, Inc.	13,900	516,941
Nicolet Bankshares, Inc. (a)	24,100	2,255,036
Northeast Bank	13,200	450,252
Northrim BanCorp, Inc.	11,584	504,715
OceanFirst Financial Corp.	93,310	1,875,531
Old National Bancorp	58,739	962,145
Orrstown Financial Services, Inc.	22,379	513,150
PacWest Bancorp	27,200	1,173,136
PCB Bancorp	45,100	1,035,045
Peapack-Gladstone Financial Corp.	28,936	1,005,526
Peoples Bancorp, Inc.	19,530	611,484
Preferred Bank	19,200	1,422,528
Premier Financial Corp.	48,960	1,484,957
Primis Financial Corp.	56,456	789,255
RBB Bancorp	33,032	775,922
Renasant Corp.	43,700	1,461,765
Republic Bancorp, Inc.	22,770	1,023,284
S&T Bancorp, Inc.	50,700	1,499,706
Sierra Bancorp	16,900	422,162
Simmons First National Corp.	17,600	461,472
Texas Capital Bancshares, Inc. (a)	31,790	1,821,885
Towne Bank	31,100	931,134
TriCo Bancshares	11,994	480,120
Trustmark Corp.	65,801	1,999,692
Univest Financial Corp.	16,950	453,582
Washington Trust Bancorp, Inc.	8,430	442,575
Webster Financial Corp.	22,400	1,257,088
Wintrust Financial Corp.	16,350	1,519,406
		100,517,130
Capital Markets - 1.93%
Artisan Partners Asset Management, Inc.	27,200	1,070,320
Cowen, Inc.	70,300	1,905,130
Diamond Hill Investment Group, Inc.	5,000	936,500
Evercore, Inc.	3,610	401,865
Federated Hermes, Inc.	46,500	1,583,790
Greenhill & Company, Inc.	74,425	1,151,355
Perella Weinberg Partners	92,500	874,125
Victory Capital Holdings, Inc.	46,027	1,328,799
Virtus Investment Partners, Inc.	3,300	791,967
		10,043,851
Consumer Finance - 0.38%
Navient Corp.	114,520	1,951,421

Insurance - 5.25%
Ambac Financial Group, Inc. (a)	124,087	1,290,505
American Equity Investment Life Holding Company	55,526	2,216,043
Assured Guaranty Ltd.	36,500	2,323,589
Axis Capital Holdings Ltd.	32,700	1,977,369
Brighthouse Financial, Inc. (a)	14,200	733,572
CNO Financial Group, Inc.	87,186	2,187,497
Employers Holdings, Inc.	45,735	1,876,050
Enstar Group Ltd. (a)	7,939	2,073,270
The Hanover Insurance Group, Inc.	5,500	822,360
Horace Mann Educators Corp.	31,814	1,330,780
James River Group Holdings Ltd.	50,900	1,259,266
Kemper Corp.	20,100	1,136,454
National Western Life Group, Inc.	6,655	1,400,212
ProAssurance Corp.	42,400	1,139,712
Safety Insurance Group, Inc.	15,400	1,399,090
SiriusPoint Ltd. (a)	285,578	2,136,123
Trean Insurance Group, Inc. (a)	73,800	346,122
White Mountains Insurance Group Ltd.	1,500	1,704,360
		27,352,374
Mortgage Real Estate Investment Trusts - 0.74%
Arlington Asset Investment Corp. (a)	146,400	508,008
Granite Point Mortgage Trust, Inc.	42,800	475,936
Great Ajax Corp.	67,234	788,655
MFA Financial, Inc.	128,400	517,452
New York Mortgage Trust, Inc.	290,400	1,059,960
TPG RE Finance Trust, Inc.	44,000	519,640
		3,869,651
Thrifts & Mortgage Finance - 3.41%
Blue Foundry Bancorp (a)	76,700	1,039,285
Bridgewater Bancshares, Inc. (a)	30,490	508,573
Essent Group Ltd.	46,300	1,908,023
Federal Agricultural Mortgage Corp.	12,720	1,379,866
FS Bancorp, Inc.	15,080	467,480
Home Bancorp, Inc.	12,800	522,112
Luther Burbank Corp.	54,445	723,574
NMI Holdings, Inc. (a)	91,400	1,884,668
Northeast Community Bancorp, Inc.	44,800	548,800
Northfield Bancorp, Inc.	51,107	733,897
Provident Financial Services, Inc.	41,300	966,420
Radian Group, Inc.	95,300	2,116,612
Territorial Bancorp, Inc.	20,752	498,048
TrustCo Bank Corp.	36,892	1,177,962
Washington Federal, Inc.	57,344	1,882,030
Waterstone Financial, Inc.	49,700	961,198
William Penn Bancorp (l)	36,000	459,000
		17,777,548
TOTAL FINANCIALS		161,511,975

HEALTH CARE - 1.79%
Biotechnology - 0.79%
Emergent BioSolutions, Inc. (a)	48,700	1,999,622
Vanda Pharmaceuticals, Inc. (a)	187,200	2,117,232
		4,116,854
Health Care Providers & Services - 0.51%
Hanger, Inc. (a)	114,600	2,100,618
Patterson Companies, Inc.	17,000	550,290
		2,650,908
Pharmaceuticals - 0.49%
Prestige Consumer Healthcare, Inc. (a)	17,400	921,156
Taro Pharmaceutical Industries Ltd. (a)	38,380	1,660,319
		2,581,475
TOTAL HEALTH CARE		9,349,237

INDUSTRIALS - 19.33%
Aerospace & Defense - 1.58%
AAR Corp. (a)	46,640	2,258,775
Moog, Inc.	25,900	2,274,021
National Presto Industries, Inc.	26,414	2,032,557
Vectrus, Inc. (a)	45,755	1,640,774
		8,206,127
Air Freight & Logistics - 0.24%
Forward Air Corp.	12,700	1,241,806

Airlines - 0.29%
Mesa Air Group, Inc. (a)	121,200	533,280
Spirit Airlines, Inc. (a)	45,500	995,085
		1,528,365
Building Products - 1.18%
Griffon Corp.	22,400	448,672
JELD-WEN Holding, Inc. (a)	73,700	1,494,636
Masonite International Corp. (a)	21,141	1,880,281
Resideo Technologies, Inc. (a)	80,800	1,925,464
UFP Industries, Inc.	5,500	424,380
		6,173,433
Commercial Services & Supplies - 2.42%
ABM Industries, Inc.	24,000	1,104,960
ACCO Brands Corp.	250,109	2,000,872
The Brink's Company	22,900	1,557,200
Ennis, Inc.	80,717	1,490,843
Healthcare Services Group, Inc.	133,700	2,482,809
Interface, Inc.	75,500	1,024,535
Kimball International, Inc.	170,900	1,444,105
Steelcase, Inc.	124,015	1,481,979
		12,587,303
Construction & Engineering - 2.26%
Comfort Systems USA, Inc.	11,300	1,005,813
Fluor Corp. (a)	87,830	2,519,843
Great Lakes Dredge & Dock Corp. (a)	148,200	2,079,246
Matrix Service Company (a)	149,300	1,227,246
MYR Group, Inc. (a)	10,444	982,154
Primoris Services Corp.	63,553	1,513,832
Sterling Construction Company, Inc. (a)	38,000	1,018,400
Tutor Perini Corp. (a)	133,121	1,437,707
		11,784,241
Electrical Equipment - 2.27%
Atkore, Inc. (a)	7,400	728,456
AZZ, Inc.	41,600	2,006,784
Encore Wire Corp.	13,296	1,516,675
EnerSys	29,010	2,163,275
GrafTech International Ltd.	205,780	1,979,604
Powell Industries, Inc.	46,600	904,972
Preformed Line Products Company	14,127	895,934
Thermon Group Holdings, Inc. (a)	100,883	1,634,305
		11,830,005
Machinery - 4.66%
Allison Transmission Holdings, Inc.	55,900	2,194,634
Barnes Group, Inc.	23,000	924,370
Enerpac Tool Group Corp.	114,000	2,495,460
EnPro Industries, Inc.	19,350	1,891,076
Flowserve Corp.	65,600	2,355,040
Graham Corp.	19,189	147,947
The Greenbrier Companies, Inc.	49,299	2,539,391
Hillenbrand, Inc.	42,820	1,891,359
Hyster-Yale Materials Handling, Inc.	43,527	1,445,532
L B Foster Company (a)	24,000	368,880
Meritor, Inc. (a)	59,213	2,106,206
Miller Industries, Inc.	25,320	713,011
Mueller Industries, Inc.	18,700	1,012,979
Mueller Water Products, Inc.	78,500	1,014,220
Proto Labs, Inc. (a)	30,700	1,624,030
Wabash National Corp.	104,082	1,544,577
		24,268,712
Marine - 0.27%
Matson, Inc.	11,613	1,400,760

Professional Services - 2.69%
BGSF, Inc.	37,460	493,348
CBIZ, Inc. (a)	19,800	831,006
FTI Consulting, Inc. (a)	8,200	1,289,204
Heidrick & Struggles International, Inc.	50,610	2,003,144
Kelly Services, Inc.	84,350	1,829,552
Korn Ferry	31,656	2,055,741
ManTech International Corp.	14,100	1,215,279
Resources Connection, Inc.	123,485	2,116,532
TrueBlue, Inc. (a)	75,700	2,186,972
		14,020,778
Road & Rail - 0.37%
Heartland Express, Inc.	102,500	1,442,175
Schneider National, Inc.	19,700	502,350
		1,944,525
Trading Companies & Distributors - 1.10%
BlueLinx Holdings, Inc. (a)	19,700	1,416,036
Boise Cascade Company	21,700	1,507,499
DXP Enterprises, Inc. (a)	26,980	730,888
Rush Enterprises, Inc.	40,547	2,064,248
		5,718,671
TOTAL INDUSTRIALS		100,704,726

INFORMATION TECHNOLOGY - 7.07%
Communications Equipment - 0.83%
Casa Systems, Inc. (a)	113,100	511,212
CommScope Holding Company, Inc. (a)	103,600	816,368
Comtech Telecommunications Corp.	100,600	1,578,414
NETGEAR, Inc. (a)	58,200	1,436,376
		4,342,370
Electronic Equipment, Instruments & Components - 3.66%
Avnet, Inc.	52,300	2,122,857
Belden, Inc.	36,570	2,025,978
ePlus, Inc. (a)	19,200	1,076,352
Insight Enterprises, Inc. (a)	21,368	2,293,213
Kimball Electronics, Inc. (a)	55,400	1,107,446
Methode Electronics, Inc.	45,659	1,974,752
PC Connection, Inc.	32,306	1,692,511
Plexus Corp. (a)	5,700	466,317
Sanmina Corp. (a)	50,095	2,024,840
ScanSource, Inc. (a)	62,533	2,175,523
Vishay Intertechnology, Inc.	107,926	2,115,350
		19,075,139
IT Services - 0.83%
BM Technologies, Inc. (a) (l)	27,624	236,185
Cass Information Systems, Inc.	52,100	1,923,011
CSG Systems International, Inc.	9,100	578,487
MoneyGram International, Inc. (a)	98,400	1,039,104
Verra Mobility Corp. (a)	33,300	542,124
		4,318,911
Semiconductors & Semiconductor Equipment - 0.53%
Diodes, Inc. (a)	14,549	1,265,618
Photronics, Inc. (a)	87,100	1,478,087
		2,743,705
Software - 0.62%
Ebix, Inc.	38,170	1,265,336
Telos Corp. (a)	93,500	932,195
Xperi Holding Corp.	59,600	1,032,272
		3,229,803
Technology Hardware, Storage & Peripherals - 0.60%
Diebold Nixdorf, Inc. (a)	190,300	1,280,719
Super Micro Computer, Inc. (a)	48,900	1,861,623
		3,142,342
TOTAL INFORMATION TECHNOLOGY		36,852,270

MATERIALS - 5.23%
Chemicals - 3.03%
AdvanSix, Inc.	49,300	2,518,736
American Vanguard Corp.	64,929	1,319,357
Cabot Corp.	21,670	1,482,445
Chase Corp.	11,700	1,016,847
Ecovyst, Inc.	198,200	2,291,192
FutureFuel Corp.	65,130	633,715
Hawkins, Inc.	13,100	601,290
HB Fuller Company	15,500	1,024,085
Innospec, Inc.	11,100	1,027,305
NewMarket Corp.	3,200	1,038,016
Tredegar Corp.	87,030	1,043,490
Trinseo PLC	37,150	1,780,228
		15,776,706
Containers & Packaging - 0.10%
TriMas Corp.	16,300	523,067

Metals & Mining - 1.60%
Commercial Metals Company	27,800	1,157,036
Compass Minerals International, Inc.	29,700	1,864,863
Kaiser Aluminum Corp.	22,167	2,087,244
Ryerson Holding Corp.	35,400	1,239,708
Warrior Met Coal, Inc.	29,100	1,079,901
Worthington Industries, Inc.	18,050	927,951
		8,356,703
Paper & Forest Products - 0.50%
Glatfelter Corp.	99,700	1,234,286
Mercer International, Inc.	96,850	1,351,058
		2,585,344
TOTAL MATERIALS		27,241,820

REAL ESTATE - 2.12%
Equity Real Estate Investment Trusts - 1.32%
Alexander's, Inc.	8,300	2,126,709
Braemar Hotels & Resorts, Inc.	102,500	633,450
Pebblebrook Hotel Trust	92,100	2,254,608
Seritage Growth Properties (a)	147,148	1,862,894
		6,877,661
Real Estate Management & Development - 0.80%
RE/MAX Holdings, Inc.	71,800	1,991,014
The RMR Group, Inc.	70,500	2,192,550
		4,183,564
TOTAL REAL ESTATE		11,061,225

UTILITIES - 3.68%
Electric Utilities - 1.99%
ALLETE, Inc.	32,476	2,175,242
Hawaiian Electric Industries, Inc.	51,000	2,157,810
Otter Tail Corp.	34,340	2,146,250
PNM Resources, Inc.	34,602	1,649,477
Portland General Electric Company	40,700	2,244,606
		10,373,385
Gas Utilities - 1.27%
South Jersey Industries, Inc.	61,744	2,133,255
Southwest Gas Holdings, Inc.	28,400	2,223,436
Spire, Inc.	31,073	2,229,799
		6,586,490
Multi-Utilities - 0.42%
Avista Corp.	48,761	2,201,559
TOTAL UTILITIES		19,161,434

Total common stocks (Cost $429,685,682)		506,699,094

Total long-term investments (Cost $429,685,682)		506,699,094

COLLATERAL FOR SECURITIES ON LOAN - 0.82%
Money Market Funds - 0.82%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 0.25%^	4,258,109	4,258,109
Total collateral for securities on loan (Cost $4,258,109)		4,258,109

	Principal
SHORT-TERM INVESTMENTS - 2.52%	Amount
Time Deposits - 2.52%
Barclays PLC, 0.15%, 04/01/2022*	$13,116,657	13,116,657
Total short-term investments (Cost $13,116,657)		13,116,657

Total investments - 100.61% (Cost $447,060,448)		524,073,860

Liabilities in excess of other assets - (0.61)%		(3,173,816)

Net assets - 100.00%		$520,900,044

(a) -	Non-income producing security.
(l) -
All or a portion of this security is on loan. The total market value of securities on loan was $4,162,865. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

^ -	Rate shown is the 7-day yield as of March 31, 2022.
* -	Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2022:

Level 1 --- Quoted prices in an active market:
Common Stocks	$506,699,094
Money Market Funds	4,258,109
Time Deposits	13,116,657
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$524,073,860

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.